Short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term investments
Short-term investments	¥ 17,548,218	$ 2,544,252	¥ 13,343,754
Time deposits stated at amortized cost
Short-term investments
Short-term investments	16,965,708		13,154,020
Structured notes under fair value option
Short-term investments
Short-term investments			4,622
Other debt investments under fair value option
Short-term investments
Short-term investments	563,799
Other debt investments stated at amortized cost
Short-term investments
Short-term investments	¥ 18,711		¥ 185,112